Reverse Recapitalization - Schedule of shares outstanding (Details)			12 Months Ended
	Nov. 02, 2021 shares	Jun. 18, 2021 shares	Dec. 31, 2021 shares	Jun. 17, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		87,084,637	90,696,977		66,637,092
Class A common stock issued (in shares)		7,500,000
Conversion ratio of common stock		1
Common stock converted (in shares)		66,637,000
Shares of newly issued Class A common stock in connection with Closing (in shares)	33,609	74,962,092
Common stock, shares outstanding including shares held in escrow (in shares)		94,629,000	98,240,727
Earn-out period		7 years
Exchange ratio				66,637
Common Stock
Schedule of Reverse Recapitalization [Line Items]
Shares of newly issued Class A common stock in connection with Closing (in shares)			24,060,000
Number of shares outstanding (in shares)			90,697,000		66,637,000	66,637,000	66,637,000
Previously Reported
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)				1,000
Previously Reported | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Number of shares outstanding (in shares)				1,000	1,000	1,000	1,000
Common Shareholders
Schedule of Reverse Recapitalization [Line Items]
Earn-Out Shares placed into an escrow account (in shares)		5,000,000
Sponsor Members
Schedule of Reverse Recapitalization [Line Items]
Earn-Out Shares placed into an escrow account (in shares)		2,543,750
Class A Common Stock, Private Placement
Schedule of Reverse Recapitalization [Line Items]
Class A common stock issued (in shares)		7,500,000
Class A Common Stock, Forward Purchase Agreement
Schedule of Reverse Recapitalization [Line Items]
Class A common stock issued (in shares)		2,500,000
Class A common stock
Schedule of Reverse Recapitalization [Line Items]
Common stock converted (in shares)		6,250,000
Common Class F
Schedule of Reverse Recapitalization [Line Items]
Less: cancellation of Class F common stock of Crescent (in shares)		(2,925,000)
Escrowed Shares
Schedule of Reverse Recapitalization [Line Items]
Earn-Out Shares placed into an escrow account (in shares)		(7,544)
Lock-Up Shares
Schedule of Reverse Recapitalization [Line Items]
Earn-Out Shares placed into an escrow account (in shares)		2,543,750
Shares of newly issued Class A common stock in connection with Closing (in shares)			0
Earn-Out Shares
Schedule of Reverse Recapitalization [Line Items]
Earn-Out Shares placed into an escrow account (in shares)		5,000,000
Shares of newly issued Class A common stock in connection with Closing (in shares)			0
Crescent
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)				24,988,000
Less: Redemption of Crescent Class A common stock (in shares)		(15,321,000)
Shares of Crescent common stock prior to Closing (in shares)		19,667,000